Putnam Investments
One Post Office Square
Boston, MA 02109
January 5, 2011

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Re:	Putnam Funds Trust (Reg. Nos. (333-515) (811-07513)), on behalf of Putnam Global Consumer
Fund, Putnam Global Energy Fund, Putnam Global Financials Fund, Putnam Global Industrials
Fund, Putnam Global Technology Fund, Putnam Global Telecommunications Fund; Putnam
Global Health Care Fund (Reg. Nos. (2-75863) (811-03386)); Putnam Global Natural Resources
Fund (Reg. Nos. (2-67827) (811-03061)); and Putnam Global Utilities Fund (Reg. Nos. (33-
37011) (811-05989) (together, the “Putnam Global Sector Funds”)

Putnam Funds Trust (Reg. Nos. (333-515) (811-07513)), on behalf of Putnam Emerging Markets
Equity Fund

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above listed Funds hereby certify that the forms of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 113 for Putnam Funds Trust on behalf of its series, Putnam Emerging Markets Equity Fund, Putnam Global Consumer Fund, Putnam Global Energy Fund, Putnam Global Financials Fund, Putnam Global Industrials Fund, Putnam Global Technology Fund and Putnam Global Telecommunications Fund; Post-Effective Amendment No. 31 for Putnam Global Health Care Fund; Post-Effective Amendment No. 34 for Putnam Global Natural Resources Fund ; and Post-Effective Amendment No. 23 for Putnam Global Utilities Fund, to each Fund’s Registration Statements on Form N-1A (the “Amendments”) would not have differed from that contained in the Amendments, which are the most recent amendments to such Registration Statements and was filed electronically on December 29, 2010

Comments or questions concerning this certificate may be directed to Karen R. Kay at 1-800-225-2465, ext. 11105.

Very truly yours,

Putnam Funds Trust
Putnam Global Health Care Fund
Putnam Global Natural Resources Fund
Putnam Global Utilities Fund

/s/ Jonathan S. Horwitz
By:	___________________________________
Jonathan S. Horwitz
Executive Vice President, Treasurer,
Principal Executive Officer and Compliance
Liaison

cc:	James E. Thomas, Esq.
Ropes & Gray LLP